ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized securities holding gains, tax	¥ 0	¥ 0	¥ 0
Parent
Unrealized securities holding gains, tax	0	0	0
Realized securities holding (gains), tax	0	0	0
Unrealized securities holding gains of subsidiaries and VIEs, tax	0	0	0
Realized securities holding (gains) of subsidiaries and VIEs, tax	¥ 0	¥ 0	¥ 0